Acquisition - Additional Information (Detail)	12 Months Ended								1 Months Ended				12 Months Ended			1 Months Ended		0 Months Ended			0 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013	Sep. 30, 2012 Director	Apr. 06, 2010 USD ($)	Apr. 06, 2010 CNY	Aug. 31, 2014 Red 5 Studios, Inc. ("Red 5") USD ($)	Aug. 31, 2014 Red 5 Studios, Inc. ("Red 5") CNY	Jun. 30, 2014 Red 5 Studios, Inc. ("Red 5") USD ($)	Jun. 30, 2014 Red 5 Studios, Inc. ("Red 5") CNY	Dec. 31, 2014 Red 5 Studios, Inc. ("Red 5") CNY	Dec. 31, 2013 Red 5 Studios, Inc. ("Red 5")	Jun. 30, 2014 Red 5 Studios, Inc. ("Red 5") Accumulated deficit	Aug. 31, 2014 Red 5 Studios, Inc. ("Red 5") Series B Redeemable Convertible Preferred Shares	Jan. 31, 2014 Red 5 Studios, Inc. ("Red 5") Series B Redeemable Convertible Preferred Shares	Apr. 06, 2010 Maximum	Apr. 06, 2010 Maximum USD ($)	Apr. 06, 2010 Maximum CNY	Apr. 06, 2010 Minimum
Business Acquisition [Line Items]
Business acquisition, number of Series A convertible preferred stock acquired							39,766,589	39,766,589
Business acquisition, purchase price							$ 16,840,000	114,900,000
Business acquisition, percentage of equity interest acquired as-converted basis					80.00%		82.00%	82.00%
Business acquisition, contingent liability																			3,650,000	24,900,000
Business acquisition, period over which employee is required to fulfill employment contracts																		4 years			2 years
Business acquisition, number of common stock shares acquired	2,020,601	2,020,601	777,723	777,723
Business acquisition, cash paid	200,000	1,400,000	100,000	600,000
Restricted common stock issued, number of directors						2
Redeemable convertible preferred shares issued to third party investor																27,438,952	27,438,952
Amount attributable to noncontrolling interest												15,068,103	0
Percentage of equity interest											79.20%	79.20%	73.00%	80.00%	20.80%
Purchase consideration transferred											0
Book value of convertible loan and certain other loans due									50,000,000	307,600,000
Number of common shares issued upon conversion of convertible loans									63,301,276	63,301,276
Equity interest increased after conversion										307,600,000
Change on noncontrolling interest impacted from increased equity interest										31,784,850			0